Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive income [Abstract]
Accumulated other comprehensive income

21. Accumulated other comprehensive income

The movement of accumulated other comprehensive income is as follows:

Foreign currency translation adjustments

Balance as of January 1, 2010	36,655,229
Other comprehensive income	14,793,091
Balance as of December 31, 2010	51,448,320
Other comprehensive income	28,410,852
Balance as of December 31, 2011	79,859,172
Other comprehensive income	2,140,848
Balance as of December 31, 2012	82,000,020